Consolidated Statement of Changes in Equity - USD ($)	Issued capital [member]	Revaluation reserve [member]	Exchange reserve [member]	Share premium [member]	Other reserves [member]	Share subscription [member]	Retained earnings [member]	Total
Beginning of financial year at Dec. 31, 2021	$ 10,000	$ 7,140,955	$ (513,218)		$ 1,822,799		$ (2,614,778)	$ 5,845,758
IfrsStatementLineItems [Line Items]
Issuance of new shares					1,600,000	5,000,000		6,600,000
Less : Share subscription receivables						(5,000,000)		(5,000,000)
Net surplus on revaluation of leasehold property		8,016,869	52,737					8,069,606
Loss for the year							(2,391,812)	(2,391,812)
Ending balance, value at Dec. 31, 2022	10,000	15,157,824	(460,481)		3,422,799		(5,006,590)	13,123,552
IfrsStatementLineItems [Line Items]
Issuance of new shares	892			89,725,052				89,725,944
Net surplus on revaluation of leasehold property		(186,684)	337,283					150,599
Loss for the year							(94,979,338)	(94,979,338)
Ending balance, value at Dec. 31, 2023	$ 10,892	$ 14,971,140	$ (123,198)	$ 89,725,052	$ 3,422,799		$ (99,985,928)	$ 8,020,757